Personnel expenses (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Personnel Expenses [Abstract]
Salaries and wages	₨ 4,907,965	₨ 4,122,783	₨ 3,291,605
Contribution to provident fund and other funds	329,107	263,593	189,207
Staff welfare expenses	70,498	50,305	56,295
Employee stock compensation expense	6,874	16,494	22,885
Employee benefits expense	5,314,444	4,453,175	3,559,992
Attributable to cost of goods sold and services rendered	2,859,329	2,407,234	1,825,048
Attributable to selling, general and administrative expenses	₨ 2,455,115	₨ 2,045,941	₨ 1,734,944